Intangible Assets and Goodwill - Schedule of rollforward (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	£ 39,923
Amortisation of intangible assets	4,671	£ 4,645	£ 1,903
Ending balance	34,645	39,923
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,321	5,985
Foreign Currency Translation	(135)	336
Ending balance	6,186	6,321	5,985
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	33,457
Ending balance	28,184	33,457
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	55
Ending balance	200	55
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	90
Ending balance	75	90
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	46,731	44,287
Additions	200	53
Foreign Currency Translation	(962)	2,391
Ending balance	45,969	46,731	44,287
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	40,109	38,054
Additions	0	0
Foreign Currency Translation	(827)	2,055
Ending balance	39,282	40,109	38,054
Cost | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	151	98
Additions	200	53
Foreign Currency Translation	0	0
Ending balance	351	151	98
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	150	150
Additions	0	0
Foreign Currency Translation	0	0
Ending balance	150	150	150
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,808)	(1,972)
Foreign Currency Translation	(155)	191
Ending balance	(11,324)	(6,808)	(1,972)
Accumulated Amortization | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(4,663)	(4,642)
Accumulated Amortization | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(8)	(3)
Accumulated Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,652)	(1,850)
Foreign Currency Translation	(155)	191
Ending balance	(11,098)	(6,652)	(1,850)
Accumulated Amortization | Acquired IP | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(4,601)	(4,611)
Accumulated Amortization | Acquired IP | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	0	0
Accumulated Amortization | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(96)	(77)
Foreign Currency Translation	0	0
Ending balance	(151)	(96)	(77)
Accumulated Amortization | Computer Software | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(47)	(16)
Accumulated Amortization | Computer Software | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(8)	(3)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(60)	(45)
Foreign Currency Translation	0	0
Ending balance	(75)	(60)	£ (45)
Accumulated Amortization | Patents | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(15)	(15)
Accumulated Amortization | Patents | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	£ 0	£ 0